Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016	Jun. 30, 2017
Retained Earnings [Member] | Accounting Standards Update 2016-09 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 0.1
HealthCare Royalty Partners III, L.P. [Member] | Royalty Arrangement [Member]
Deferred Revenue, Additions	$ 20.0
Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		5 years